Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable, net
Schedule of accounts and notes receivables

Accounts and notes receivables are consisted of the following:

	December 31, 2018	December 31, 2019
	RMB	RMB
Notes receivable	3,625	12,209
Accounts receivable, gross	49,121	74,357
Less: allowance for doubtful accounts	(491)	(14,175)
Accounts receivable, net	52,255	72,391

Schedule of allowance for doubtful accounts

	December 31, 2017	December 31, 2018	December 31, 2019
	RMB	RMB	RMB
Balance at the beginning of the period	-	418	491
Additions charged to bad debt expense	418	491	13,684
Write-off of bad debt allowance	-	(418)	-
Balance at the end of the period	418	491	14,175